Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	$ 513	$ 287
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	4,208	4,145
Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(102)
Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,680)	(4,638)
Measured at amortized cost or cost | Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,554)	(4,541)
Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,581)	(4,541)
Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(99)	(97)
Measured at amortized cost or cost and fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,783)
Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	173	229
Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	143	88
Measured at amortized cost or cost and fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	666	426
Current financial assets	495	540
Financial assets at fair value and amortized cost or cost	1,161	966
Financial liabilities, at fair value and amortized cost		(4,746)
Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	22	20
Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	153	139
Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	14	8
Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	1
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	348	179
Current financial assets	307	303
Financial assets at fair value and amortized cost or cost	655	482
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	154
Current financial assets	1
Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	122	119
Current financial assets	112	102
Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	37	38
Current financial assets	26	25
Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	35	22
Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	87	77
Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	82	99
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(102)	(98)	$ (109)	$ (112)
Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	143	88	65	46
Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	23	20	$ 5	$ 6
Recurring fair value measurement | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(98)
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(10)
Recurring fair value measurement | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(4,541)
Recurring fair value measurement | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(97)
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	153	139
Current financial assets	173	229
Financial assets at fair value and amortized cost or cost	326	368
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	173	229
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	153	139
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	14	8
Financial assets at fair value and amortized cost or cost	14	8
Financial liabilities, at fair value and amortized cost	(1)	(10)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)	(10)
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	14	8
Recurring fair value measurement | Level 2 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	165	108
Current financial assets	1	0
Financial assets at fair value and amortized cost or cost	166	108
Financial liabilities, at fair value and amortized cost	(102)	(98)
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(102)	(98)
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	143	88
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	22	20
Recurring fair value measurement | Level 3 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	1
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	$ 0	$ 0